Expense Example - FidelitySAIConvertibleArbitrageFund-PRO - FidelitySAIConvertibleArbitrageFund-PRO - Fidelity SAI Convertible Arbitrage Fund - Fidelity SAI Convertible Arbitrage Fund	Aug. 23, 2023 USD ($)
Expense Example:
1 year	$ 148
3 years	$ 499